RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amounts due to related parties	$ 2,960	$ 4,214
Renren And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	2,255
Ningbo Jiusheng Automobile Sales Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	$ 705
SVF
Related Party Transaction [Line Items]
Amounts due to related parties		$ 4,214